Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with four of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio at a monthly rent of $3,375. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated February 21, 2012, the lease expires on December 31, 2014. The Company has no other leases.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ended March31,	Amount
2014	$40,500
2015	30,375
2016	-
Total	$70,875

Rent expense charged to operations for the three months ended March 31, 2013 and 2012 amounted to $10,125.

11.	Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with four of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio at a monthly rent of $3,375. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated February 21, 2012, the lease expires on December 31, 2014. The Company has no other leases.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ended	December 31,
2013	$40,500
2014	40,500
2015	0
Total	$81,000

Rent expense charged to operations for the twelve months ended December 31, 2012 and 2011 amounted to $40,500 and $40,500, respectively.